UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014
UNAUDITED CONSOLIDATED STATEMENT OF OPERATIONS [Abstract]
Dividends Payable	$ 36.2